COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Nov. 01, 2013 Consultant [Member]	Sep. 01, 2012 Chief Executive Officer [Member]	Sep. 01, 2012 Executive Vice President of Finance [Member]	Mar. 31, 2014 Chief Operating Officer [Member]	Mar. 01, 2013 Chief Operating Officer [Member]
Operating Lease
Rent expense	$ 16,576	$ 22,781	$ 46,254	$ 75,020
2014	49,728			91,738
2015	38,677			54,416
2016
2017
2018
Total future minimum payments	88,405			146,154
Consulting Agreements
Annual service fee							200,000	180,000
Consulting agreement term							12 months	4 years
Options granted	295,600			2,300,000			1,000,000
Cash received for stock options	295,600						50,000
Exercise price per share							$ 0.01
Options expiration period	3 years				10 years	10 years	5 years
Vesting period							3 years
Employment Agreements
Base salary									$ 192,000	$ 250,000	$ 210,000
Employment agreement term									2 years		3 years